Note 19 - Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2022
Disclosure of Cash and Cash Equivalents and Other Investments [Abstract]
Note 19 - Cash and Cash Equivalents and Other Investments

19Cash and cash equivalents and other investments

	Year ended December 31,
	2022	2021
Cash and cash equivalents
Cash at banks	149,424	167,455
Liquidity funds	422,859	105,697
Short-term investments	519,244	44,975
	1,091,527	318,127
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	196,152	239,742
Bonds and other fixed income	211,953	158,107
Fund investments	30,343	-
	438,448	397,849
Other investments - non-current
Bonds and other fixed income	113,574	312,619
Others	6,328	7,635
	119,902	320,254